SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—105.5%
New York—95.4%
$3,765,000 Albany (County of), NY Industrial Development
Agency (Sage Colleges), Series 1999 A, RB	5.300%	04/01/2029	$3,690,152
85,000 Albany (County of), NY Industrial Development
Agency (Special Needs Facility Pooled Program),
Series 2006, RB1	4.900	07/01/2021	85,046
135,000 Albany (County of), NY Industrial Development
Agency (Special Needs Facility Pooled Program),
Series 2006, RB1	5.000	07/01/2026	135,053
500,000 Albany Capital Resource Corp. (College Saint
Rose (The)), Series 2011 A, RB1	5.375	07/01/2026	517,525
500,000 Albany Capital Resource Corp. (College Saint
Rose (The)), Series 2011 A, RB1	5.625	07/01/2031	517,010
1,000,000 Albany Capital Resource Corp. (College Saint
Rose (The)), Series 2011 A, RB1	5.875	07/01/2041	1,032,230
200,000 Albany Capital Resource Corp. (Empire Commons
Student Housing), Series 2016 A, Ref. RB1	5.000	05/01/2027	244,226
200,000 Albany Capital Resource Corp. (Empire Commons
Student Housing), Series 2016 A, Ref. RB1	5.000	05/01/2032	239,858
570,000 Amherst Development Corp. (Daemen College),
Series 2018, Ref. RB1	5.000	10/01/2024	637,271
8,755,000 Brookhaven (Town of), NY Industrial
Development Agency (Dowling College Civic
Facility), Series 2002, RB2,3	6.750	11/01/2032	88
215,000 Brookhaven Local Development Corp. (Jeffersons
Ferry), Series 2016, Ref. RB1	5.250	11/01/2036	250,516
4,000,000 Brooklyn Arena Local Development Corp.
(Barclays Center), Series 2016 A, Ref. RB1	5.000	07/15/2042	4,549,800
270,000 Buffalo & Erie County Industrial Land
Development Corp. (Buffalo State College
Foundation Housing), Series 2011, RB1	5.375	10/01/2041	284,242
130,000 Buffalo & Erie County Industrial Land
Development Corp. (Buffalo State College
Foundation Housing), Series 2011, RB1	6.000	10/01/2031	137,939
160,000 Buffalo & Erie County Industrial Land
Development Corp. (Charter School for Applied
Technology), Series 2017 A, Ref. RB1	5.000	06/01/2035	179,955
530,000 Buffalo & Erie County Industrial Land
Development Corp. (Medaille College), Series
2013, Ref. RB1	5.000	04/01/2022	541,517
4,355,000 Buffalo & Erie County Industrial Land
Development Corp. (Medaille College), Series
2013, Ref. RB1	5.250	04/01/2035	4,513,566
1,200,000 Buffalo & Erie County Industrial Land
Development Corp. (Medaille College), Series
2018, Ref. RB1	5.000	10/01/2038	1,281,996
450,000 Build NYC Resource Corp. (Children's Aid
Society), Series 2019, RB1	4.000	07/01/2044	504,454

1 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$170,000 Build NYC Resource Corp. (Manhattan College),
Series 2017, Ref. RB1	5.000%	08/01/2032	$ 204,903
290,000 Build NYC Resource Corp. (Manhattan College),
Series 2017, Ref. RB1	5.000	08/01/2036	346,231
600,000 Build NYC Resource Corp. (Manhattan College),
Series 2017, Ref. RB1	5.000	08/01/2047	705,420
190,000 Build NYC Resource Corp. (New Dawn Charter
Schools), Series 2019, RB1	5.625	02/01/2039	202,745
230,000 Build NYC Resource Corp. (New Dawn Charter
Schools), Series 2019, RB1	5.750	02/01/2049	244,543
650,000 Build NYC Resource Corp. (New York Law
School), Series 2016, Ref. RB1	5.000	07/01/2041	724,282
925,000 Build NYC Resource Corp. (Special Needs
Facilities Pooled Program), Series 2013 A-1, RB1	5.250	07/01/2023	943,222
1,490,000 Build NYC Resource Corp. (Special Needs
Facilities Pooled Program), Series 2013 A-1, RB1	5.375	07/01/2028	1,528,040
790,000 Build NYC Resource Corp. (Special Needs
Facilities Pooled Program), Series 2013 A-1, RB1	5.750	07/01/2033	814,371
140,000 Build NYC Resource Corp. (YMCA of Greater
New York), Series 2012, RB1	5.000	08/01/2032	150,164
240,000 Bushnell's Basin Fire Association Inc. , Series
2005 B, R B1	5.750	11/01/2030	240,031
25,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2027	25,318
30,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2028	30,370
30,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2029	30,359
30,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2030	30,348
35,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2031	35,399
35,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2032	35,391
35,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2033	35,386
40,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2034	40,440
40,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2035	40,441
45,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2036	45,495
45,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2037	45,487
50,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2038	50,532
50,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2039	50,526

2 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$55,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000%	12/15/2040	$ 55,570
55,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2041	55,560
60,000 Canandaigua & Bristol (Towns of), NY, Series
2007, GO Bonds[1]	5.000	12/15/2042	60,600
100,000 Cattaraugus (County of), NY (St. Bonaventure
University), Series 2014, RB1	5.000	05/01/2034	110,945
100,000 Cattaraugus (County of), NY (St. Bonaventure
University), Series 2014, RB1	5.000	05/01/2039	110,278
15,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.500	06/15/2021	15,257
15,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.500	06/15/2022	15,227
15,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.500	06/15/2023	15,216
15,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.500	06/15/2024	15,216
20,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.500	06/15/2025	20,271
20,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2026	20,254
20,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2027	20,248
20,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2028	20,239
25,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2029	25,295
25,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2030	25,293
25,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2031	25,296
25,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2032	25,297
30,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2033	30,348
30,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2034	30,349
30,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2035	30,345
35,000 Deerfield (Town of), NY, Series 2006, GO Bonds[1]	5.600	06/15/2036	35,402
435,000 Dutchess County Local Development Corp.
(Anderson Center Services, Inc. ), Series 2010, RB1	6.000	10/01/2030	447,197
250,000 Dutchess County Local Development Corp.
(Health Quest System, Inc. ), Series 2010 A, RB1	5.250	07/01/2025	255,867
450,000 Dutchess County Local Development Corp.
(Health Quest System, Inc. ), Series 2010 A, RB1	5.750	07/01/2030	461,853
100,000 Dutchess County Local Development Corp.
(Health Quest System, Inc. ), Series 2010 A, RB1	5.750	07/01/2040	102,634
12,200,000 Dutchess County Local Development Corp.
(Health Quest System, Inc. ), Series 2016 B, RB1	5.000	07/01/2046	14,106,372
120,000 Dutchess County Local Development Corp.
(Nuvance Health), Series 2019 B, Ref. RB1	4.000	07/01/2044	133,337
300,000 Dutchess County Local Development Corp.
(Nuvance Health), Series 2019 B, Ref. RB1	4.000	07/01/2049	331,287
160,000 Dutchess County Local Development Corp.
(Vassar College), Series 2017, Ref. RB1	5.000	07/01/2034	194,384
160,000 Dutchess County Local Development Corp.
(Vassar College), Series 2017, Ref. RB1	5.000	07/01/2036	193,605
235,000 Dutchess County Local Development Corp.
(Vassar College), Series 2017, Ref. RB1	5.000	07/01/2037	283,332
500,000 Dutchess County Local Development Corp.
(Vassar College), Series 2017, Ref. RB1	5.000	07/01/2042	597,955

3 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
New York (Continued)
$130,000 Erie County Industrial Development Agency (The)
(Episcopal Church), Series 1998 A, RB1	6.000%		02/01/2028	$130,394
265,000 Erie County Industrial Development Agency (The)
(School District Buffalo), Series 2011 A, RB1	5.250		05/01/2030	279,880
225,000 Erie County Industrial Development Agency (The)
(School District Buffalo), Series 2011 A, RB1	5.250		05/01/2031	237,503
135,000 Erie County Industrial Development Agency (The)
(School District Buffalo), Series 2011 A, RB1	5.250		05/01/2032	142,463
75,000 Erie Tobacco Asset Securitization Corp. , Series
2005 A, R B1	5.000		06/01/2031	75,032
5,000,000 Erie Tobacco Asset Securitization Corp. , Series
2005 A, R B1	5.000		06/01/2038	5,000,900
74,000,000 Erie Tobacco Asset Securitization Corp. , Series
2005 D, RB	8.223	[4]	06/01/2055	4,634,620
635,000 Genesee (County of), NY Industrial Development
Agency (United Memorial Medical Center), Series
2007 , RB1	5.000		12/01/2027	636,175
18,750,000 Glen Cove Local Economic Assistance Corp.
(Garvies Point Public Improvement), Series 2016
B, RB	5.982	[4]	01/01/2045	6,601,875
965,000 Glen Cove Local Economic Assistance Corp.
(Tiegerman School), Series 2018 A, RB1	5.500		07/01/2044	1,015,170
5,000,000 Guilderland (Town of), NY Industrial
Development Agency, Series 2017 A, RB	5.875		01/01/2052	5,105,500
1,640,000 Hempstead Town Local Development Corp.
(Evergreen Charter School), Series 2019, Ref. RB1	6.800		12/01/2044	1,678,278
300,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2014, RB1	5.000		07/01/2029	339,045
300,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2014, RB1	5.000		07/01/2034	333,387
250,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2014, RB1	5.000		07/01/2039	275,755
200,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2014, RB1	5.000		07/01/2044	219,348
100,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2017, Ref. RB1	5.000		07/01/2029	120,531
80,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2017, Ref. RB1	5.000		07/01/2030	95,674
75,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2017, Ref. RB1	5.000		07/01/2031	88,997
135,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2017, Ref. RB1	5.000		07/01/2032	159,674
135,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2017, Ref. RB1	5.000		07/01/2035	158,545
110,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2017, Ref. RB1	5.000		07/01/2036	128,966
80,000 Hempstead Town Local Development Corp.
(Molloy College), Series 2017, Ref. RB1	5.000		07/01/2038	93,271
25,765,000 Hudson Yards, NY Infrastructure Corp.[5]	5.000		02/15/2042	30,692,922

4 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$5,000,000 Hudson Yards, NY Infrastructure Corp.[5]	5.000%	02/15/2045	$5,931,250
2,250,000 Huntington Local Development Corp. , Series
2016, RB1	6.500	12/01/2046	2,436,052
4,000,000 Long Island (City of), NY Power Authority, Series
2017, RB1	5.000	09/01/2042	4,795,000
1,185,000 Long Island Power Authority, Series 2014 A, Ref.
RB1	5.000	09/01/2039	1,354,728
2,970,000 Long Island Power Authority, Series 2014 A, Ref.
RB1	5.000	09/01/2044	3,365,604
2,500,000 Long Island Power Authority, Series 2016, Ref.
RB1	5.000	09/01/2035	2,990,275
1,250,000 Long Island Power Authority, Series 2016, Ref.
RB1	5.000	09/01/2036	1,492,000
1,680,000 Long Island Power Authority, Series 2016, Ref.
RB1	5.000	09/01/2041	1,983,845
5,000,000 Long Island Power Authority, Series 2018, RB1	5.000	09/01/2034	6,192,150
1,000,000 Long Island Power Authority, Series 2018, RB1	5.000	09/01/2039	1,220,400
2,565,000 Metropolitan Transportation Authority (Climate
Bond Certified), Series 2017 A-1, RB 1	5.250	11/15/2057	3,055,377
350,000 Metropolitan Transportation Authority, Series
2012 D, Ref. RB1	5.000	11/15/2032	383,848
185,000 Metropolitan Transportation Authority, Series
2012 H, R B1	5.000	11/15/2033	202,621
215,000 Metropolitan Transportation Authority, Series
2012 H, R B1	5.000	11/15/2033	240,404
2,000,000 Metropolitan Transportation Authority, Series
2014 B, R B1	5.000	11/15/2044	2,242,160
900,000 Metropolitan Transportation Authority, Series
2014 B, R B1	5.250	11/15/2039	1,027,233
5,000,000 Metropolitan Transportation Authority, Series
2016 A1, RB1	5.250	11/15/2056	5,879,750
2,000,000 Metropolitan Transportation Authority, Series
2016 C-1, RB1	5.250	11/15/2056	2,374,260
2,000,000 Metropolitan Transportation Authority, Series
2016, Ref. R B1	5.000	11/15/2035	2,370,820
10,000,000 Metropolitan Transportation Authority, Series
2016, Ref. R B1	5.000	11/15/2037	11,777,800
5,000,000 Metropolitan Transportation Authority, Series
2017 A1, RB1	5.000	11/15/2051	5,823,000
350,000 Monroe County Industrial Development Corp.
Monroe Community College), Series 2014, Ref.
RB1	5.000	01/15/2028	396,630
500,000 Monroe County Industrial Development Corp.
(Monroe Community College), Series 2014, Ref.
RB1	5.000	01/15/2029	564,740
150,000 Monroe County Industrial Development Corp.
(Monroe Community College), Series 2014, Ref.
RB1	5.000	01/15/2038	166,935

5 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$150,000 Monroe County Industrial Development Corp.
(Nazareth College Rochester), Series 2011, RB1	5.000%	10/01/2026	$160,782
75,000 Monroe County Industrial Development Corp.
(Nazareth College Rochester), Series 2011, RB1	5.250	10/01/2031	80,729
540,000 Monroe County Industrial Development Corp.
(Nazareth College Rochester), Series 2011, RB1	5.500	10/01/2041	583,691
1,450,000 Monroe County Industrial Development Corp.
(Rochester General Hospital), Series 2013 A,
Ref. RB1	5.000	12/01/2032	1,584,516
1 ,400,000 Monroe County Industrial Development Corp.
(Rochester General Hospital), Series 2017, RB1	5.000	12/01/2036	1,648,500
3,200,000 Monroe County Industrial Development Corp.
(Rochester General Hospital), Series 2017, RB1	5.000	12/01/2046	3,684,928
150,000 Monroe County Industrial Development Corp. (St.
John Fisher College), Series 2011, RB1	5.625	06/01/2026	159,150
250,000 Monroe County Industrial Development Corp. (St.
John Fisher College), Series 2011, RB1	6.000	06/01/2034	267,010
100,000 Monroe County Industrial Development Corp. (St.
John Fisher College), Series 2014 A, RB1	5.000	06/01/2029	113,693
285,000 Monroe County Industrial Development Corp. (St.
John Fisher College), Series 2014 A, RB1	5.000	06/01/2044	318,388
180,000 Monroe County Industrial Development Corp. (St.
John Fisher College), Series 2014 A, RB1	5.500	06/01/2034	208,679
2,525,000 MTA Hudson Rail Yards Trust Obligations, Series
2016 A, R B1	5.000	11/15/2046	2,529,191
17,000,000 MTA Hudson Rail Yards Trust Obligations, Series
2016 A, R B1	5.000	11/15/2056	18,866,770
135,000 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
A, RB	6.500	01/01/2032	136,199
3,307,500 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
A, RB	6.700	01/01/2049	3,270,489
1,220,557 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
C, RB2	2.000	01/01/2049	198,341
1,210,000 Nassau (County of), NY Industrial Development
Agency, Series 2003 A-C, RB1	7.000	09/01/2028	1,213,751
1,060,000 Nassau (County of), NY, Series 2018 B, GO
Bonds[1]	5.000	07/01/2040	1,288,038
1,490,000 Nassau (County of), NY, Series 2018 B, GO
Bonds[1]	5.000	07/01/2045	1,794,452
2,235,000 Nassau (County of), NY, Series 2018 B, GO
Bonds[1]	5.000	07/01/2049	2,680,435
290,000 Nassau County Local Economic Assistance Corp.
(Hispanic Counseling Center Inc. ), Series 2018
A2, Ref. R B1	5.200	12/01/2037	304,021

6 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$2,000,000 Nassau County Local Economic Assistance Corp.
(South Nassau Communities Hospital), Series
2012, Ref. R B1	5.000%	07/01/2031	$ 2,149,100
3,240,000 Nassau County Tobacco Settlement Corp. , Series
2006 A-2, RB1	5.250 [6]	06/01/2026	3,233,812
60,000,000 Nassau County Tobacco Settlement Corp. , Series
2006 D, RB	6.761 [4]	06/01/2060	2,045,400
3,095,000 New Rochelle (City of), NY (70 Nardozzi/City
DPW), Series 2018 A-2, RB1	5.125	08/01/2050	3,268,660
350,000 New Rochelle (City of), NY (Iona College), Series
2015 A, Ref. RB1	5.000	07/01/2032	398,170
565,000 New Rochelle (City of), NY (Iona College), Series
2015 A, Ref. RB1	5.000	07/01/2033	641,360
450,000 New Rochelle (City of), NY (Iona College), Series
2015 A, Ref. RB1	5.000	07/01/2034	509,553
200,000 New Rochelle (City of), NY (Iona College), Series
2015 A, Ref. RB1	5.000	07/01/2040	224,214
225,000 New Rochelle (City of), NY (Iona College), Series
2015 A, Ref. RB1	5.000	07/01/2045	251,192
5,000,000 New York & New Jersey (State of) Port Authority,
Series 2011, RB1	5.250	07/15/2036	5,219,850
9,475,000 New York & New Jersey (State of) Port Authority,
Series 2016, Ref. RB1	5.000	11/15/2041	11,361,473
6,000,000 New York & New Jersey (State of) Port Authority,
Series 2017, Ref. RB1	5.000	10/15/2047	7,150,440
10,240,000 New York & New Jersey (States of) Port Authority,
Series 2019 217, RB1,7	4.000	11/01/2049	11,582,566
2,300,000 New York & New Jersey (States of), NY Port
Authority (JFK International Air Terminal LLC),
Series 2010 8, RB1	6.500	12/01/2028	2,401,292
45,000 New York (City of), NY, Series 1993 F, GO Bonds[1]	6.000	05/15/2022	45,177
15,000 New York (City of), NY, Series 1997 C, GO Bonds[1]	5.500	11/15/2037	15,049
700,000 New York (City of), NY, Series 2011 A-1, GO
Bonds[1]	5.000	08/01/2035	742,224
7,360,000 New York (City of), NY, Series 2016 B-1, GO
Bonds[1]	5.000	12/01/2037	8,817,354
10,000,000 New York (City of), NY, Series 2018 F-1, GO
Bonds[1]	5.000	04/01/2039	12,170,600
5,000,000 New York (City of), NY, Series 2019 A-1, GO
Bonds[1]	4.000	08/01/2044	5,645,500
3,000,000 New York (City of), NY, Series 2019 B-1, GO
Bonds[1]	5.000	10/01/2042	3,724,590
5,000,000 New York (City of), NY, Series 2019 B-1, GO
Bonds[1]	5.000	10/01/2043	6,195,050
5,985,000 New York (State of) Dormitory Authority (Alliance
Long Island AGYS, Inc. ), Series 2015 A2, Ref. RB1	5.350	12/01/2035	6,250,973
2,220,000 New York (State of) Dormitory Authority (Alliance
Long Island AGYS, Inc. ), Series 2015 B1, Ref. RB1	6.175	12/01/2031	2,255,698

7 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$150,000 New York (State of) Dormitory Authority
(Brooklyn Law School), Series 2012 A, RB1	5.000%	07/01/2027	$165,110
150,000 New York (State of) Dormitory Authority
(Brooklyn Law School), Series 2012 A, RB1	5.000	07/01/2028	165,110
70,000 New York (State of) Dormitory Authority
(Brooklyn Law School), Series 2012 A, RB1	5.000	07/01/2029	77,051
70,000 New York (State of) Dormitory Authority
(Brooklyn Law School), Series 2012 A, RB1	5.000	07/01/2030	77,051
1,250,000 New York (State of) Dormitory Authority (Catholic
Health System Obligated Group), Series 2012
A, RB1	4.750	07/01/2039	1,306,438
300,000 New York (State of) Dormitory Authority (Catholic
Health System Obligated Group), Series 2012
B, RB1	4.750	07/01/2039	313,545
125,000 New York (State of) Dormitory Authority (Catholic
Health System Obligated Group), Series 2012
B, RB1	5.000	07/01/2032	134,858
2,255,000 New York (State of) Dormitory Authority (Cornell
University), Series 2019, RB1	5.000	07/01/2035	3,159,323
2,750,000 New York (State of) Dormitory Authority (Cornell
University), Series 2019, RB1	5.000	07/01/2036	3,890,480
50,000 New York (State of) Dormitory Authority (Culinary
Institute of America), Series 2012, RB1	5.000	07/01/2034	53,937
6,425,000 New York (State of) Dormitory Authority (FIT
Student Housing Corp. ), Series 2007, RB1	5.250	07/01/2027	7,729,018
3,765,000 New York (State of) Dormitory Authority (FIT
Student Housing Corp. ), Series 2007, RB1	5.250	07/01/2028	4,592,095
100,000 New York (State of) Dormitory Authority
(Fordham University), Series 2014, RB1	5.000	07/01/2030	115,090
750,000 New York (State of) Dormitory Authority
(Highland Hospital), Series 2010, RB1	5.000	07/01/2026	764,558
750,000 New York (State of) Dormitory Authority
(Highland Hospital), Series 2010, RB1	5.200	07/01/2032	764,535
250,000 New York (State of) Dormitory Authority (Iona
College), Series 2012 A, RB1	5.000	07/01/2032	268,080
3,200,000 New York (State of) Dormitory Authority (Long
Island University), Series 2012, RB1	5.000	09/01/2025	3,482,912
415,000 New York (State of) Dormitory Authority
(Montefiore Obligated Group), Series 2018 A,
Ref. RB1	5.000	08/01/2034	502,175
480,000 New York (State of) Dormitory Authority
(Montefiore Obligated Group), Series 2018 A,
Ref. RB1	5.000	08/01/2035	578,482
1,110,000 New York (State of) Dormitory Authority (New
York University), Series 2015 A, Ref. RB1	5.000	07/01/2045	1,291,596
740,000 New York (State of) Dormitory Authority (New
York University), Series 2019 A, RB1	5.000	07/01/2042	930,350
4,460,000 New York (State of) Dormitory Authority (New
York University), Series 2019 A, RB1	5.000	07/01/2049	5,544,583

8 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$1,000,000 New York (State of) Dormitory Authority (North
Shore - Long Island Jewish Obligated Group),
Series 2009, RB1	5.000%	05/01/2039	$1,072,110
5,000,000 New York (State of) Dormitory Authority (NY
University), Series 2016, Ref. RB1	5.000	07/01/2035	6,049,450
645,000 New York (State of) Dormitory Authority (NYU
Hospitals Center), Series 2014, Ref. RB1	5.000	07/01/2028	744,485
1,500,000 New York (State of) Dormitory Authority (NYU),
Series 2012 A, RB1	5.000	07/01/2037	1,639,230
600,000 New York (State of) Dormitory Authority (Orange
Regional Medical Center), Series 2017, Ref. RB1	5.000	12/01/2029	714,180
400,000 New York (State of) Dormitory Authority (Orange
Regional Medical Center), Series 2017, Ref. RB1	5.000	12/01/2030	473,648
300,000 New York (State of) Dormitory Authority (Orange
Regional Medical Center), Series 2017, Ref. RB1	5.000	12/01/2032	353,877
300,000 New York (State of) Dormitory Authority (Orange
Regional Medical Center), Series 2017, Ref. RB1	5.000	12/01/2033	353,253
300,000 New York (State of) Dormitory Authority (Orange
Regional Medical Center), Series 2017, Ref. RB1	5.000	12/01/2035	351,447
200,000 New York (State of) Dormitory Authority (Orange
Regional Medical Center), Series 2017, Ref. RB1	5.000	12/01/2036	233,772
200,000 New York (State of) Dormitory Authority (Orange
Regional Medical Center), Series 2017, Ref. RB1	5.000	12/01/2037	233,130
325,000 New York (State of) Dormitory Authority (Ozanam
Hall Queens Nursing), Series 2006, RB1	5.000	11/01/2026	325,708
500,000 New York (State of) Dormitory Authority (Pratt
Institute), Series 2016, Ref. RB1	5.000	07/01/2046	578,460
830,000 New York (State of) Dormitory Authority
(Rochester Institute of Technology), Series 2019
A, RB1	4.000	07/01/2044	925,956
800,000 New York (State of) Dormitory Authority
(Rochester Institute of Technology), Series 2019
A, RB1	5.000	07/01/2049	973,688
300,000 New York (State of) Dormitory Authority
(Rochester Institute Technology), Series 2010, RB1	5.000	07/01/2040	306,876
1,350,000 New York (State of) Dormitory Authority
(Rockefeller University), Series 2009 C, RB1	5.000	07/01/2040	1,353,443
3,150,000 New York (State of) Dormitory Authority
(Rockefeller University), Series 2019 C, Ref. RB1	4.000	07/01/2049	3,557,768
1,800,000 New York (State of) Dormitory Authority
(Rockefeller University), Series 2019, RB1	5.000	07/01/2050	2,237,436
200,000 New York (State of) Dormitory Authority (St.
John's University), Series 2012 A, RB1	5.000	07/01/2027	220,146
50,000 New York (State of) Dormitory Authority (St.
John's University), Series 2012 A, RB1	5.000	07/01/2028	55,037
1,015,000 New York (State of) Dormitory Authority (St.
John's University), Series 2012 B, RB1	5.000	07/01/2030	1,106,898
5,000 New York (State of) Dormitory Authority (St.
John's University), Series 2012 B, RB1	5.000	07/01/2030	5,504

9 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$935,000 New York (State of) Dormitory Authority (St.
John's University), Series 2012 B, RB1	5.000%	07/01/2030	$1,030,435
100,000 New York (State of) Dormitory Authority (St.
John's University), Series 2015 A, Ref. RB1	5.000	07/01/2034	116,637
500,000 New York (State of) Dormitory Authority (St.
Joseph's College), Series 2010, RB1	5.250	07/01/2035	505,090
1,350,000 New York (State of) Dormitory Authority (State
University Dormitory Facilities), Series 2015 B,
Ref. RB1	5.000	07/01/2030	1,595,511
1,300,000 New York (State of) Dormitory Authority (State
University Dormitory Facilities), Series 2015 B,
Ref. RB1	5.000	07/01/2031	1,532,531
1,400,000 New York (State of) Dormitory Authority (State
University Dormitory Facilities), Series 2015 B,
Ref. RB1	5.000	07/01/2032	1,647,100
1,750,000 New York (State of) Dormitory Authority (State
University Dormitory Facilities), Series 2015 B,
Ref. RB1	5.000	07/01/2033	2,055,393
1,750,000 New York (State of) Dormitory Authority (State
University Dormitory Facilities), Series 2015 B,
Ref. RB1	5.000	07/01/2040	2,031,750
1,000,000 New York (State of) Dormitory Authority (State
University Educational Facilities), Series 2012, RB1	5.000	05/15/2030	1,090,580
850,000 New York (State of) Dormitory Authority (State
University of New York), Series 2019, RB1,7	4.000	07/01/2049	952,332
1,000,000 New York (State of) Dormitory Authority (The
New School), Series 2011, Ref. RB1	5.000	07/01/2031	1,054,820
400,000 New York (State of) Dormitory Authority (The
New School), Series 2015 A, Ref. RB1	5.000	07/01/2040	459,152
1,855,000 New York (State of) Dormitory Authority (The
New School), Series 2016 A, Ref. RB1	5.000	07/01/2035	2,206,708
1,915,000 New York (State of) Dormitory Authority (The
New School), Series 2016 A, Ref. RB1	5.000	07/01/2036	2,271,669
1,265,000 New York (State of) Dormitory Authority (The
New School), Series 2016 A, Ref. RB1	5.000	07/01/2037	1,495,508
595,000 New York (State of) Dormitory Authority (The
New School), Series 2016 A, Ref. RB1	5.000	07/01/2041	697,120
6,650,000 New York (State of) Dormitory Authority (The
New School), Series 2016 A, Ref. RB1	5.000	07/01/2046	7,738,140
3,030,000 New York (State of) Dormitory Authority (United
Cerebral Palsy Association), Series 2017 A, RB1	5.500	12/01/2047	3,117,234
4,800,000 New York (State of) Dormitory Authority (United
Cerebral Palsy Association), Series 2017 A2, RB1	5.375	09/01/2050	4,999,776
1,425,000 New York (State of) Dormitory Authority (United
Cerebral Palsy Association), Series 2017 A2, Ref.
RB1	5.375	10/01/2042	1,509,574
4,330,000 New York (State of) Dormitory Authority (Yeshiva
University), Series 2009, RB1	5.000	09/01/2038	4,338,140

10 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$1,110,000 New York (State of) Dormitory Authority (Yeshiva
University), Series 2011 A, RB1	5.000%	11/01/2031	$1,162,514
375,000 New York (State of) Dormitory Authority, Series
2010 B-1, RB1	7.000	07/01/2035	387,769
10,000,000 New York (State of) Dormitory Authority, Series
2014 C, R B1	5.000	03/15/2035	11,432,500
2,220,000 New York (State of) Dormitory Authority, Series
2015 A-1, Ref. RB1	4.800	12/01/2023	2,264,533
765,000 New York (State of) Dormitory Authority, Series
2016 A, Ref. RB1	5.000	07/01/2041	897,383
5,000,000 New York (State of) Dormitory Authority, Series
2016, Ref. R B1	5.000	02/15/2041	5,908,300
3,300,000 New York (State of) Power Authority, Series 2007
A, RB1	5.000	11/15/2047	3,309,537
190,000 New York (State of) Thruway Authority, Series
2018 L, Ref. RB1	5.000	01/01/2033	236,605
340,000 New York (State of) Thruway Authority, Series
2018 L, Ref. RB1	5.000	01/01/2034	422,583
385,000 New York (State of) Thruway Authority, Series
2018 L, Ref. RB1	5.000	01/01/2035	477,439
10,000,000 New York (State of) Thruway Authority, Series
2019 B, R B1	4.000	01/01/2045	11,191,200
12,000,000 New York (State of) Thruway Authority, Series
2019 B, R B1	4.000	01/01/2050	13,345,440
95,000 New York City (City of), NY Industrial
Development Agency (Comprehensive Care
Management), Series 2005 C-2, RB1	6.000	05/01/2026	95,024
285,000 New York City (City of), NY Industrial
Development Agency (Comprehensive Care
Management), Series 2005 E-2, RB1	6.125	11/01/2035	285,014
1,490,000 New York City (City of), NY Industrial
Development Agency (Guttmacher Institute, Inc. ),
Series 2007 B, RB1	5.750	12/01/2036	1,492,369
35,000 New York City (City of), NY Industrial
Development Agency (Independent Living
Association, Inc. ), Series 2005 A, RB1	6.200	07/01/2020	35,023
4,015,000 New York City (City of), NY Industrial
Development Agency (The Child School), Series
2003, RB1	7.550	06/01/2033	4,080,685
4,600,000 New York City (City of), NY Industrial
Development Agency (United Jewish Appeal),
Series 2004, RB1	5.000	07/01/2034	4,942,148
1,200,000 New York City (City of), NY Industrial
Development Agency (Yankee Stadium), Series
2006, RB1,8	2.551	03/01/2022	1,218,852
120,000 New York City (City of), NY Industrial
Development Agency (Yankee Stadium), Series
2006, RB1	5.000	03/01/2036	120,306

11 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$7,715,000 New York City (City of), NY Industrial
Development Agency (Yankee Stadium), Series
2009 , RB1	7.000%	03/01/2049	$7,753,729
2,500,000 New York City (City of), NY Industrial
Development Agency (Yeled Yalda Early
Childhood), Series 2007 B, RB1	5.725	11/01/2037	2,500,900
2,000,000 New York City (City of), NY Industrial
Development Agency Queens Baseball Stadium),
Series 2009, RB1	6.500	01/01/2046	2,007,720
10,000 New York City (City of), NY Industrial
Development Agency, Series 2007 A1, RB1	4.500	07/01/2021	10,003
5,500,000 New York City (City of), NY Transitional Finance
Authority, Series 2011 S-1, RB1	5.250	07/15/2037	5,846,830
9,245,000 New York City (City of), NY Transitional Finance
Authority, Series 2015 E-1, RB1	5.000	02/01/2041	10,662,443
2,000,000 New York City (City of), NY Transitional Finance
Authority, Series 2015 S, RB1	5.000	07/15/2034	2,355,820
1,395,000 New York City (City of), NY Transitional Finance
Authority, Series 2015 S, RB1	5.000	07/15/2034	1,622,008
1,500,000 New York City (City of), NY Transitional Finance
Authority, Series 2015 S, RB1	5.000	07/15/2035	1,764,585
10,000,000 New York City (City of), NY Transitional Finance
Authority, Series 2015 S, RB1	5.000	07/15/2035	11,613,500
1,500,000 New York City (City of), NY Transitional Finance
Authority, Series 2015 S, RB1	5.000	07/15/2036	1,763,145
5,000,000 New York City (City of), NY Transitional Finance
Authority, Series 2016 E-1, RB1	5.000	02/01/2037	5,912,150
2,387,000 New York City (City of), NY Transitional Finance
Authority, Series 2016 E-1, RB1	5.000	02/01/2040	2,805,107
835,000 New York City (City of), NY Transitional Finance
Authority, Series 2016 S-1, RB1	5.000	07/15/2043	978,687
920,000 New York City (City of), NY Transitional Finance
Authority, Series 2017 C, Ref. RB1	5.000	11/01/2030	1,130,947
1,470,000 New York City (City of), NY Transitional Finance
Authority, Series 2017 C, Ref. RB1	5.000	11/01/2032	1,795,340
5,800,000 New York City (City of), NY Transitional Finance
Authority, Series 2019 S1B, RB1	4.000	07/15/2041	6,584,914
5,620,000 New York City (City of), NY Transitional Finance
Authority, Series 2019 S1B, RB1	4.000	07/15/2042	6,366,392
1,100,000 New York City (City of), NY Trust for Cultural
Resources (Juilliard School (The)), Series 2018 A,
Ref. RB1	4.000	01/01/2039	1,259,962
290,000 New York City (City of), NY Trust for Cultural
Resources (Juilliard School (The)), Series 2018 A,
Ref. RB1	5.000	01/01/2033	370,110
300,000 New York City (City of), NY Trust for Cultural
Resources (Juilliard School (The)), Series 2018 A,
Ref. RB1	5.000	01/01/2034	382,056

12 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
New York (Continued)
$400,000 New York City (City of), NY Trust for Cultural
Resources (Juilliard School (The)), Series 2018 A,
Ref. RB1	5.000%		01/01/2037	$505,288
300,000 New York City (City of), NY Trust for Cultural
Resources (Juilliard School (The)), Series 2018 A,
Ref. RB1	5.000		01/01/2038	377,496
1,000,000 New York City (City of), NY Trust for Cultural
Resources (Wildlife Conservation Society), Series
2013 A, R B1	5.000		08/01/2033	1,120,840
6,065,000 New York City (City of), NY Water Finance
Authority, Series 2016 CC1, Ref. RB1	5.000		06/15/2038	7,299,713
5,000,000 New York City Health & Hospitals Corp. , Series
2010 A, R B1	5.000		02/15/2030	5,036,000
5,000 New York City Housing Development Corp. ,
Series 1999 E, RB1	6.250		05/01/2036	5,014
1,560,000 New York Counties Tobacco Trust I, Series 2000
A, RB1	6.500		06/01/2035	1,560,983
2,085,000 New York Counties Tobacco Trust II, Series 2001,
RB1	5.625		06/01/2035	2,092,673
15,000 New York Counties Tobacco Trust II, Series 2001,
RB1	5.750		06/01/2043	15,218
270,000 New York Counties Tobacco Trust III, Series 2003,
RB1	6.000		06/01/2043	270,429
850,000 New York Counties Tobacco Trust IV, Series 2005
A, RB1	5.000		06/01/2038	850,076
84,200,000 New York Counties Tobacco Trust V, Series 2005
S-3 , RB	6.845	[4]	06/01/2055	5,111,782
155,400,000 New York Counties Tobacco Trust V, Series 2005
S4 B, RB	7.845	[4]	06/01/2060	4,989,894
15,615,000 New York Counties Tobacco Trust VI, Series 2016
A, Ref. RB1	5.625		06/01/2035	16,863,263
2,740,000 New York Counties Tobacco Trust VI, Series 2016
A, Ref. RB1	6.000		06/01/2043	3,039,893
2,085,000 New York Counties Tobacco Trust VI, Series 2016
A-1, Ref. R B1	5.750		06/01/2043	2,504,961
1,125,000 New York Counties Tobacco Trust VI, Series 2016
A2, Ref. R B1	5.000		06/01/2051	1,173,094
14,875,000 New York Liberty Development Corp. (3 World
Trade Center), Series 2014 1, Ref. RB1	5.000		11/15/2044	16,435,536
2,000,000 New York Liberty Development Corp. (4 World
Trade Center), Series 2011, Ref. RB1	5.000		11/15/2031	2,141,400
15,580,000 New York Liberty Development Corp. (Goldman
Sachs Headquarters), Series 2005, Ref. RB1	5.250		10/01/2035	21,219,804
5,025,000 New York Liberty Development Corp. (Goldman
Sachs Headquarters), Series 2007, RB1	5.500		10/01/2037	7,166,253
10,000,000 New York Liberty Development Corp. , Series
2011, Ref. R B1	5.750		11/15/2051	10,842,100
1,000,000 New York State Dormitory Authority, Series 2016
A, Ref. RB1	5.000		07/01/2036	1,186,130

13 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$2,000,000 New York State Urban Development Corp. , Series
2019 A, Ref. RB1	4.000%	03/15/2043	$ 2,259,180
5,000,000 New York State Urban Development Corp. , Series
2019 A, Ref. RB1	4.000	03/15/2046	5,619,700
100,000 Niagara Area Development Corp. (Niagara
University), Series 2012 A, RB1	5.000	05/01/2035	106,645
150,000 Niagara Area Development Corp. (Niagara
University), Series 2012 A, RB1	5.000	05/01/2042	159,056
15,475,000 NY MTA[5]	5.250	11/15/2056	18,177,847
10,000,000 NY MTA (Green Bond)[5]	5.250	11/15/2057	12,100,575
9,340,000 NYC Transitional Finance Authority (Future Tax)[5]	5.000	05/01/2040	11,338,456
180,000 Oneida County Local Development Corp.
(Mohawk Valley Health), Series 2019, Ref. RB1	4.000	12/01/2038	203,249
580,000 Oneida County Local Development Corp.
(Mohawk Valley Health), Series 2019, Ref. RB1	4.000	12/01/2049	641,944
55,000 Onondaga (County of), NY Industrial
Development Agency (Salina Free Library), Series
2002 A, R B1	5.500	12/01/2022	55,097
280,000 Onondaga (County of), NY Trust for Cultural
Resources (Abby Lane Housing Corp. ), Series
2017, Ref. R B1	5.000	05/01/2033	334,354
200,000 Onondaga (County of), NY Trust for Cultural
Resources (Abby Lane Housing Corp. ), Series
2017, Ref. R B1	5.000	05/01/2034	238,376
250,000 Onondaga (County of), NY Trust for Cultural
Resources (Abby Lane Housing Corp. ), Series
2017, Ref. R B1	5.000	05/01/2037	295,823
150,000 Onondaga (County of), NY Trust for Cultural
Resources (Abby Lane Housing Corp. ), Series
2017, Ref. R B1	5.000	05/01/2040	176,166
2,250,000 Onondaga (County of), NY Trust for Cultural
Resources (Syracuse University), Series 2011, RB1	5.000	12/01/2036	2,414,138
1,615,000 Onondaga Civic Development Corp. (Le Moyne
College), Series 2010, RB1	5.200	07/01/2029	1,650,934
1,810,000 Onondaga Civic Development Corp. (Le Moyne
College), Series 2010, RB1	5.375	07/01/2040	1,845,838
535,000 Onondaga Civic Development Corp. (Upstate
Properties Development, Inc. ), Series 2011, RB1	5.250	12/01/2041	575,516
1,060,000 Onondaga Civic Development Corp. , Series 2015,
Ref. RB1	5.000	10/01/2030	1,210,350
2,345,000 Onondaga Civic Development Corp. , Series 2015,
Ref. RB1	5.000	10/01/2040	2,610,079
750,000 Orange County Funding Corp. , Series 2013, RB1	6.500	01/01/2046	776,003
11,300,000 Port Authority NY/NJ, 205th Series[5]	5.250	11/15/2057	13,761,310
1,735,000 Rockland Tobacco Asset Securitization Corp. ,
Series 2001, RB1	5.625	08/15/2035	1,779,590
3,160,000 Rockland Tobacco Asset Securitization Corp. ,
Series 2001, RB1	5.750	08/15/2043	3,241,244

14 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
New York (Continued)
$1,000,000 Schenectady Metroplex Development Authority,
Series 2014 A, RB1	5.500%		08/01/2033	$1,141,620
100,000 St. Lawrence (County of), NY Industrial
Development Agency (Clarkson University), Series
2011 , RB1	6.000		09/01/2034	107,167
240,000 St. Lawrence (County of), NY Industrial
Development Agency (Clarkson University), Series
2012 A, R B1	5.000		09/01/2041	254,566
225,000 St. Lawrence (County of), NY Industrial
Development Agency (St. Lawrence University),
Series 2012, RB1	5.000		07/01/2030	247,592
230,000 St. Lawrence (County of), NY Industrial
Development Agency (St. Lawrence University),
Series 2012, RB1	5.000		07/01/2031	253,014
815,000 St. Lawrence (County of), NY Industrial
Development Agency (St. Lawrence University),
Series 2012, RB1	5.000		07/01/2032	896,280
110,000 Suffolk (County of), NY Industrial Development
Agency, Series 1996, Ref. RB2,3	6.700		12/01/2020	1
1,000,000 Suffolk County Economic Development Corp.
(Peconic Landing), Series 2010, Ref. RB1	6.000		12/01/2040	1,035,670
360,000 Suffolk County Economic Development Corp. ,
Series 2010 A, RB1	7.375		12/01/2040	374,119
1,390,000 Suffolk Tobacco Asset Securitization Corp. , Series
2008 B, RB	6.000		06/01/2048	1,392,210
1,075,000 Suffolk Tobacco Asset Securitization Corp. , Series
2008 B-1, RB	5.375		06/01/2028	1,074,925
15,750,000 Suffolk Tobacco Asset Securitization Corp. , Series
2008 D, RB	7.996	[4]	06/01/2048	1,684,935
750,000 Suffolk Tobacco Asset Securitization Corp. , Series
2012 B, R B1	5.000		06/01/2032	790,230
700,000 Suffolk Tobacco Asset Securitization Corp. , Series
2012 B, R B1	5.250		06/01/2037	740,173
8,220,000 Sullivan (County of), NY (Adelaar Infratructure),
Series 2016 A2, RB1	5.350		11/01/2049	8,333,272
1,175,000 Sullivan (County of), NY (Adelaar Infratructure),
Series 2016 B2, RB1	5.350		11/01/2049	1,191,192
1,160,000 Sullivan (County of), NY (Adelaar Infratructure),
Series 2016 C2, RB1	5.350		11/01/2049	1,175,985
760,000 Sullivan (County of), NY (Adelaar Infratructure),
Series 2016 D2, RB1	5.350		11/01/2049	770,473
2,790,000 Sullivan (County of), NY (Adelaar Infratructure),
Series 2016 E2, RB1	5.350		11/01/2049	2,828,446
330,000 Tompkins County Development Corp. (Tompkins
Cortland Community College), Series 2013, RB	5.000		07/01/2032	218,213
2,785,000 Tompkins County Development Corp. (Tompkins
Cortland Community College), Series 2013, RB	5.000		07/01/2038	1,841,581
400,000 Triborough Bridge & Tunnel Authority, Series
2012 B, Ref. RB1	5.000		11/15/2030	444,136

15 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$300,000 Triborough Bridge & Tunnel Authority, Series
2013 A, Ref. RB1	5.000%	11/15/2029	$ 337,125
2,000,000 Triborough Bridge & Tunnel Authority, Series
2016 A, Ref. RB1	5.000	11/15/2041	2,359,320
1,260,000 Triborough Bridge & Tunnel Authority, Series
2016 A, Ref. RB1	5.000	11/15/2046	1,478,144
900,000 Triborough Bridge & Tunnel Authority, Series
2017 A, R B1	5.000	11/15/2037	1,091,223
300,000 Triborough Bridge & Tunnel Authority, Series
2017 A, R B1	5.000	11/15/2038	362,973
1,000,000 Triborough Bridge & Tunnel Authority, Series
2017 A, R B1	5.000	11/15/2047	1,191,440
875,000 Triborough Bridge & Tunnel Authority, Series
2017 B, Ref. RB1	5.000	11/15/2032	1,074,964
900,000 Triborough Bridge & Tunnel Authority, Series
2017 B, Ref. RB1	5.000	11/15/2033	1,102,266
575,000 Triborough Bridge & Tunnel Authority, Series
2017 B, Ref. RB1	5.000	11/15/2034	702,788
2,550,000 Triborough Bridge & Tunnel Authority, Series
2017 B, Ref. RB1	5.000	11/15/2036	3,102,177
2,500,000 Triborough Bridge & Tunnel Authority, Series
2017 B, Ref. RB1	5.000	11/15/2037	3,031,175
1,900,000 Triborough Bridge & Tunnel Authority, Series
2017 B, Ref. RB1	5.000	11/15/2038	2,298,829
6,100,000 Troy Capital Resource Corp. (Rensselaer
Polytechnic), Series 2010 A, RB1	5.000	09/01/2030	6,272,569
13,000,000 Troy Capital Resource Corp. (Rensselaer
Polytechnic), Series 2010 A, RB1	5.125	09/01/2040	13,379,730
3,275,000 TSASC Inc. , Series 2017 A, Ref. RB1	5.000	06/01/2030	3,915,295
5,000,000 TSASC Inc. , Series 2017 A, Ref. RB1	5.000	06/01/2034	5,900,150
3,000,000 TSASC Inc. , Series 2017 A, Ref. RB1	5.000	06/01/2035	3,527,910
8,000,000 TSASC, Inc. , Series 2016 B, Ref. RB	5.000	06/01/2045	7,963,440
3,000,000 TSASC, Inc. , Series 2017 A, Ref. RB1	5.000	06/01/2036	3,519,330
8,460,000 Utility Debt Securitization Authority, Series 2017,
RB1	5.000	12/15/2038	10,404,869
15,000,000 Utility Debt Securitization Authority, Series 2017,
RB1	5.000	12/15/2040	18,367,650
7,410,000 Westchester County Healthcare Corp. , Series
2000 A, R B1	5.000	11/01/2030	7,818,291
325,000 Westchester County Healthcare Corp. , Series
2010 B, R B1	6.125	11/01/2037	338,689
80,000 Westchester County Healthcare Corp. , Series
2010 C, R B1	6.125	11/01/2037	83,671
10,000 Westchester County Healthcare Corp. , Series
2010 C-2, RB1	6.125	11/01/2037	10,420
2,406,000 Westchester County Healthcare Corp. , Series
2014 A, R B1	5.000	11/01/2044	2,648,356

16 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
New York (Continued)
$500,000 Westchester County Local Development Corp.
(Wartburg Senior Housing), Series 2015 A, Ref.
RB1	5.000%		06/01/2030	$ 535,900
1,000,000 Westchester Tobacco Asset Securitization Corp.
(Westchester Medical Center), Series 2016, Ref.
RB1	5.000		11/01/2029	1,156,020
1,500,000 Westchester Tobacco Asset Securitization Corp.
(Westchester Medical Center), Series 2016, Ref.
RB1	5.000		11/01/2032	1,721,115
7,050,000 Westchester Tobacco Asset Securitization Corp. ,
Series 2016 C, Ref. RB1	5.000		06/01/2045	7,206,228
420,000 Yonkers Economic Development Corp. (Charter
School Education Excellence), Series 2019 A, RB1	5.000		10/15/2039	471,416
640,000 Yonkers Economic Development Corp. (Charter
School Education Excellence), Series 2019 A, RB1	5.000		10/15/2049	708,224
				882,979,512

U. S. Possessions—10.1%
460,000 Children's Trust Fund, Series 2002, RB1	5.375		05/15/2033	466,983
3,455,000 Children's Trust Fund, Series 2002, RB1	5.500		05/15/2039	3,516,153
9,700,000 Children's Trust Fund, Series 2002, RB1	5.625		05/15/2043	9,871,690
6,300,000 Children's Trust Fund, Series 2005 A, RB	7.591	[4]	05/15/2050	899,010
210,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB1	5.000		10/01/2023	230,752
260,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB1	5.000		10/01/2024	285,659
470,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB1	5.000		10/01/2030	512,925
710,000 Northern Mariana Islands (Commonwealth of),
Series 2007 B, Ref. GO Bonds[1]	5.000		10/01/2022	710,532
6,280,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2008 A, RB	6.000		07/01/2038	6,374,200
7,140,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2008 A, RB	6.125	[6]	07/01/2024	7,729,050
1,000,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2005 RR, RB	5.000		07/01/2027	1,000,690
5,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 1998 A, RB2	5.000		07/01/2038	2,056
1,000,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 AA-2, Ref.
RB2	5.300		07/01/2035	862,500
355,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003, RB2	5.000		07/01/2028	48,813
7,405,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2005 K, RB2	5.000		07/01/2030	3,045,306
2,150,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 CC, Ref. RB2	5.500		07/01/2030	1,854,375

17 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$410,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 1995 A, RB1	5.625%		07/01/2022	$378,225
1,100,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2006, RB1	5.000		03/01/2036	1,100,297
130,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref.
RB1	5.125		04/01/2032	131,739
190,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref.
RB1	5.375		04/01/2042	192,375
100,000 Puerto Rico (Commonwealth of) Industrial,
Tourist, Educational, Medical & Environmental
Pollution Control Facilities Financing Authority,
Series 2012, Ref. RB1	5.000		10/01/2031	104,437
150,000 Puerto Rico (Commonwealth of) Industrial,
Tourist, Educational, Medical & Environmental
Pollution Control Facilities Financing Authority,
Series 2012, Ref. RB1	5.000		10/01/2042	147,578
725,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 A, RB	5.500		07/01/2024	621,688
4,600,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 A, RB	7.458	[4]	07/01/2030	1,995,296
4,000,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 B, RB2	5.000		07/01/2041	825,000
2,500,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2007 A, RB2	6.500		10/01/2037	506,250
3,500,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB2	6.750		07/01/2036	3,110,625
4,795,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 Q, RB2	5.625		07/01/2039	4,159,663
235,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2011 S, RB2	6.000		07/01/2041	200,925
75,000 Puerto Rico (Commonwealth of), Series 2007 A,
GO Bonds[1]	5.000		07/01/2024	76,916
485,000 Puerto Rico (Commonwealth of), Series 2007 A,
Ref. GO Bonds[2]	5.500		07/01/2018	367,388
3,120,000 Puerto Rico (Commonwealth of), Series 2008 A,
GO Bonds[2]	5.125		07/01/2028	2,355,600
2,500,000 Puerto Rico (Commonwealth of), Series 2008 A,
GO Bonds[2]	5.375		07/01/2033	1,906,250
8,000,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds[2]	5.750		07/01/2036	5,660,000
1,500,000 Puerto Rico (Commonwealth of), Series 2011 E,
Ref. GO Bonds[2]	5.625		07/01/2033	1,083,750
810,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2004 I, RB2	5.250		07/01/2029	692,550

18 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$4,055,000 Puerto Rico Public Finance Corp. , Series 2011
B, RB2	5.500%	08/01/2031 $	154,090
681,213 Puerto Rico Sales Tax Financing Corp. , Series
2007 A, RB	0.359 [4]	08/01/2041	93,667
2,068,763 Puerto Rico Sales Tax Financing Corp. , Series
2007 A, RB	0.264 [4]	08/01/2041	103,438
2,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.259 [4]	07/01/2027	1,593
475,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB1	4.500	07/01/2034	507,732
199,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB1	4.550	07/01/2040	206,011
2,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.560 [4]	07/01/2029	1,482
1,455,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB1	4.750	07/01/2053	1,505,707
1,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.839 [4]	07/01/2031	685
11,182,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB1	5.000	07/01/2058	11,749,487
4,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.090 [4]	07/01/2033	2,541
9,041,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.605 [4]	07/01/2051	1,772,488
22,897,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.763 [4]	07/01/2046	6,053,280
2,377,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB1	4.329	07/01/2040	2,415,602
71,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB1	4.536	07/01/2053	72,138
953,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB1	4.784	07/01/2058	982,981
422,048 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.224 [4]	08/01/2045	21,102
7,782,364 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.242 [4]	08/01/2043	389,118
1,012,639 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.252 [4]	08/01/2042	50,632
138,976 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.305 [4]	08/01/2045	19,109
2,562,643 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.330 [4]	08/01/2043	352,363
333,457 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.344 [4]	08/01/2042	45,850
1,000,000 University of Puerto Rico, Series 2006 Q, RB	5.000	06/01/2025	996,250

19 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$3,000,000 University of Puerto Rico, Series 2006 Q, RB	5.000%	06/01/2030	$2,981,250
			93,505,842
Total Municipal Bonds and Notes (Cost $965,508,419)			976,485,354

Corporate Bond and Note—0.0%
528,125 Dowling College, Series 2015 A, RB2,3,9 (Cost
$528,125)	7.500	06/15/2019	—

Shares
Common Stock—0.8%
3,100 CMS Liquidating Trust[3,9,10] (Cost $9,920,000)			7,688,000

Total Investments, at Value (Cost $975,956,544) —106.3%			984,173,354
Floating Rate Note Obligations—(5.7)
Notes with interest and fee rates ranging from 1.12% to 1.18% at 11/30/2019 and contractual
maturities of collateral ranging from 05/15/2024 to 02/15/2045			(53,030,000)
Borrowings—
(0.3)			(3,000,000)
Net Other Assets (Liabilities) —(0.3)			(2,729,715)
Net Assets—100.0%			$925,413,639

Footnotes to Schedule of Investments
1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
3. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.
4. Zero coupon bond reflects effective yield on the original acquisition date.
5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
10. Received as a result of a corporate action.
11. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:
CC	Caritas Christi
FIT	Fashion Institute of Technology
GO	General Obligation

20 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
JFK	John Fitzgerald Kennedy
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYU	New York University
RB	Revenue Bonds
Ref.	Refunding
YMCA	Young Men's Christian Assoc.

21 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$ 882,979,423	$ 89	$ 882,979,512
U. S. Possessions	—	93,505,842	—	93,505,842
Corporate Bond and Note	—	—	0	0
Common Stock	—	—	7,688,000	7,688,000
Total Assets	$—	$ 976,485,265	$ 7,688,089	$ 984,173,354

22 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND